As filed with the Securities and Exchange Commission on
                          April 10, 2003

                                                Registration No. 333-515
                                                                811-7513
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               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

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                          FORM N-1A

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      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / X /
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                  Pre-Effective Amendment No.                      /   /
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                Post-Effective Amendment No. 53                    / X /
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         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                          ACT OF 1940                               ----
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                        Amendment No. 55                           / X /
               (Check appropriate box or boxes)                     ----

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                     PUTNAM FUNDS TRUST
        (Exact name of registrant as specified in charter)

       One Post Office Square, Boston, Massachusetts 02109
       (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code
                       (617) 292-1000
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       It is proposed that this filing will become effective
                   (check appropriate box)

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/   /  immediately upon filing pursuant to paragraph (b)
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/ X /  on May 10, 2003 pursuant to paragraph (b)
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/   /  60 days after filing pursuant to paragraph (a) (1)
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/   /  on (date) pursuant to paragraph (a) (1)
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/   /  75 days after filing pursuant to paragraph (a) (2)
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/   /  on (date) pursuant to paragraph (a) (2) of Rule 485.
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If appropriate, check the following box:
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/ X /  this post-effective amendment designates a new
----  effective date for a previously filed post-effective amendment.

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                 BETH S. MAZOR, Vice President
                     PUTNAM FUNDS TRUST
                   One Post Office Square
                 Boston, Massachusetts 02109
           (Name and address of agent for service)

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                         Copy to:
                JOHN W. GERSTMAYR, Esquire
                       ROPES & GRAY
                 One International Place
               Boston, Massachusetts 02110
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This Amendment relates solely to the Registrant's Putnam Floating Rate
Daily Access Fund. Registrant is filing this Amendment pursuant to Rule 485 (b)(1)(iii) to get a new date for the effectiveness of Post-Effective Amendment No. 51 for May 10, 2003.